Income tax - Deferred tax asset and deferred tax liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax losses carried forward	$ 9,438	$ 4,410
Share-based payments	720	931
Temporary difference on deferred income		254
Less: Valuation allowance	(9,438)	(4,410)	$ (4,365)	$ (5,923)
Deferred tax assets net	720	1,185
Deferred tax liabilities
Acquired intangible assets	(158)	(12,993)
Outside basis difference	(1,140)	(356)
Others	(28)	(29)
Deferred tax liabilities net	$ (1,326)	$ (13,378)